DISTRIBUTIONS - Disclosure of Dividends (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended	12 Months Ended
		Mar. 31, 2020	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Disclosure of classes of share capital [line items]
Partnership distributions			$ (1,190)	[1]	$ (1,083)	[2]	$ (978)
Partnership preferred distributions			(67)	[2]	(51)	[2]	(49)
Distributions			$ (1,257)		$ (1,134)		$ (1,027)
Partnership distributions (usd per share)		$ 0.5375
Preferred unitholders (usd per share)			$ 1.05		$ 0.97		$ 0.98
Non-controlling interest— BIPC exchangeable shares
Disclosure of classes of share capital [line items]
Partnership distributions			$ (115)	[1]	$ (66)	[2]	$ 0
Partnership preferred distributions	[2]		$ (8)		$ (3)
Partnership distributions (usd per share)			$ 2.04		$ 1.94		$ 1.81
Non-controlling Interest - Exchange LP Units, equity
Disclosure of classes of share capital [line items]
Partnership distributions			$ (7)	[1],[3]	$ (4)	[2]	$ (4)
Partnership distributions (usd per share)			$ 2.04		$ 1.94		$ 1.81
Limited Partners
Disclosure of classes of share capital [line items]
Partnership distributions			$ (608)	[1]	$ (588)	[2]	$ (575)
Partnership preferred distributions			$ (41)	[2]	$ (35)	[2]	$ (33)
Partnership distributions (usd per share)			$ 2.04		$ 1.94		$ 1.81
Limited Partners | (Deficit)
Disclosure of classes of share capital [line items]
Partnership distributions			$ (608)	[1]	$ (588)	[2]	$ (575)
Partnership preferred distributions			(41)	[2]	(35)	[2]	(33)
General Partner
Disclosure of classes of share capital [line items]
Partnership distributions			$ (209)	[1]	$ (185)	[2]	$ (158)
Partnership distributions (usd per share)			$ 2.04		$ 1.94		$ 1.81
Non-controlling Interest - Redeemable Partnership Units
Disclosure of classes of share capital [line items]
Partnership distributions			$ (251)	[1]	$ (240)	[2]	$ (241)
Partnership preferred distributions			$ (18)	[2]	$ (13)	[2]	$ (16)
Partnership distributions (usd per share)			$ 2.04		$ 1.94		$ 1.81
Non-controlling Interest - Redeemable Partnership Units | (Deficit)
Disclosure of classes of share capital [line items]
Partnership distributions			$ (251)	[1]	$ (240)	[2]	$ (241)
Partnership preferred distributions			$ (18)	[2]	$ (13)	[2]	$ (16)

[1]	Refer to Note 29, Distributions.
[2]	Refer to Note 29, Distributions.
[3]	Includes non-controlling interest attributable to Exchange LP Units and BIPC Exchangeable LP Units. Refer to Note 1, Organization and Description of the Business, for further details.